Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
Telephone: (215) 564-8099

January 20, 2012

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: James O’Connor

RE:	Delaware Pooled Trust (the “Registrant”)
File Nos. 811-06322; 033-40991

Dear Sir or Madam:

     Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 4 risk/return summary disclosure that was included in the supplement relating to the prospectus dated March 1, 2011, for The Real Estate Investment Trust Portfolio II, a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on July 29, 2011 (Accession No 0000875352-11-000021) pursuant to Rule 497(e) under the 1933 Act.

     Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Bruce G. Leto Kathryn R. Williams